Condensed Financial Information Registrant - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended					12 Months Ended
	May 04, 2013	Apr. 30, 2011	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012	Feb. 24, 2011 Term Loan Facility	Feb. 02, 2013 Scenario, Previously Reported	Feb. 01, 2014 Parent Company	Feb. 02, 2013 Parent Company	Jan. 28, 2012 Parent Company	Feb. 02, 2013 Parent Company Dividend Paid	Jan. 28, 2012 Parent Company Dividend Paid	Feb. 01, 2014 Parent Company Term Loan Facility
Condensed Financial Statements, Captions [Line Items]
Negative Investment in Subsidiaries							$ 80,269,000	$ 153,991,000	$ 81,265,000
Payment of Dividends			336,000,000	1,711,000	297,917,000			336,000,000	1,711,000	297,917,000	1,700,000,000	297,900,000,000
Common stock dividends declared	336,000,000	300,000,000								300,000,000
Line of Credit Facility, Maximum Borrowing Capacity						$ 1,000,000,000							$ 1,000,000,000